Stock-Based Compensation - Schedule of Assumptions for Fair Value of Options at the Date of the Grant (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expense recorded, in thousands, for the year ended December 31,	$ 14,300	$ 13,300	$ 14,300
Weighted average grant date fair value (in dollar per share)	$ 0	$ 0	$ 60.48
Total intrinsic value of stock options exercised, in thousands, for the year ended December 31,	$ 2,700	$ 3,663	$ 5,927
Cash received for options exercised	1,069	1,286	$ 1,156
Fair value measurement assumptions
Weighted average expected term (in years)			3 years 1 month 6 days
Weighted average risk-free interest rate			0.40%
Weighted average expected volatility			56.50%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expense recorded, in thousands, for the year ended December 31,	$ 2,813	$ 5,640	$ 9,497